Income taxes - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Abstract]
Decrease in deferred tax asset	$ 22.0
Unremitted earnings from foreign subsidiaries	222.1	$ 119.1	$ 48.4
Tax recovery (less than $0.1 million in 2020)	$ 0.0	$ (2.8)